Stockholders' Equity - Preferred Units (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares
Preferred Units [Line Items]
Authorized units (in shares) | shares			48,447,880
Outstanding units (in shares) | shares	48,447,880	0	48,447,880	45,216,286
Net carrying value	$ 341,966	$ 0	$ 405,766	$ 305,294
Issuance of Series C redeemable convertible preferred units, net of issuance costs (in shares) | shares	3,231,594
Issuance of Series C redeemable convertible preferred units, net of issuance costs	$ 30,400
Offering costs	$ 100
Series A
Preferred Units [Line Items]
Authorized units (in shares) | shares			27,500,000
Outstanding units (in shares) | shares			27,500,000
Net carrying value			$ 236,225
Series B
Preferred Units [Line Items]
Authorized units (in shares) | shares			17,716,286
Outstanding units (in shares) | shares			17,716,286
Net carrying value			$ 139,194
Series C
Preferred Units [Line Items]
Authorized units (in shares) | shares			3,231,594
Outstanding units (in shares) | shares			3,231,594
Net carrying value			$ 30,347
Pluralsight Holdings
Preferred Units [Line Items]
Liquidation Preference			197,192
Pluralsight Holdings | Series A
Preferred Units [Line Items]
Liquidation Preference			$ 27,500
Original issue price (in dollars per share) | $ / shares			$ 1.00
Conversion Ratio			1
Pluralsight Holdings | Series B
Preferred Units [Line Items]
Liquidation Preference			$ 139,250
Original issue price (in dollars per share) | $ / shares			$ 7.86
Conversion Ratio			1
Pluralsight Holdings | Series C
Preferred Units [Line Items]
Liquidation Preference			$ 30,442
Original issue price (in dollars per share) | $ / shares			$ 9.42
Conversion Ratio			1